Convertible Notes Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Convertible Notes Liabilities [Abstract]
Schedule of Fair Value of the Convertible Notes Liabilities

Movement of the fair value of the convertible notes liabilities during the year is as follows:

	June 30, 2026	December 31, 2025
	US$	US$

At beginning of the year	2,930,281	-
Addition	-	11,490,233
Interest expenses incurred	819,601	483,000
Exercised	(277,409)	(10,015,013)
Fair value change	2,003,953	972,061
At end of the year	5,476,426	2,930,281